Leases - Summary of Lease Liabilities and expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022
Lease liabilities [abstract]
Current	€ 5,353	€ 2,318		€ 4,918
Non- Current	10,896	6,754		9,939
Total lease liabilities	16,249	9,072	€ 9,893	€ 14,857
Lease Expenses Amounts recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income [Abstract]
Interest on lease liabilities	497	685	€ 561
Amortization on right-of-use assets	2,841	2,010
COVID-19 Rent Consession	0	(360)
Lease Expense	3,338	2,335
Lease Outflows Amounts recognized in the Consolidated Statement of Cash Flows [Abstract]
Interest paid on lease liabilities	532	707
Principal payment on lease liabilities	2,881	1,938
Total cash outflow for leases	€ 3,413	€ 2,645